UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF INCOME (LOSS) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2013	Dec. 31, 2012
Revenues
Finance receivable interest income, including fees	$ 811		$ 1,738		$ 3,090	$ 497
Marketable investments interest income	79		79		166
Income related to investments in unconsolidated entities	627		1,042		2,779
Management fees	41	54	140	54	412	140
Total Revenues	1,558	54	2,999	54	6,447	637
Costs and expenses:
General and administrative	463	846	1,278	1,857	1,747	2,240
Total costs and expenses	463	846	1,278	1,857	1,747	2,240
Income (loss) from operations	1,095	(792)	1,721	(1,803)	4,700	(1,603)
Interest and other income (expense), net	(133)	44	(96)	134	(209)	158
Income (loss) before provision for income tax	962	(748)	1,625	(1,669)	4,491	(1,445)
Provision for income tax	13	1	23	3	(9,841)	(24)
Consolidated net income (loss)	949	(749)	1,602	(1,672)	14,332	(1,421)
Net income attributable to non-controlling interests	329		543		1,470
Net income (loss) attributable to SWK Holdings Corporation Stockholders	$ 620	$ (749)	$ 1,059	$ (1,672)	$ 12,862	$ (1,421)
Basic (in Dollars per share)	$ 0.01	$ (0.02)	$ 0.03	$ (0.04)	$ 0.31	$ (0.03)
Diluted (in Dollars per share)	$ 0.01	$ (0.02)	$ 0.03	$ (0.04)	$ 0.31	$ (0.03)
Basic (in Shares)	41,352,000	41,247,000	41,340,000	41,247,000	41,343,000	41,247,000
Diluted (in Shares)	41,464,000	41,247,000	41,424,000	41,247,000	41,440,000	41,247,000